Cash Management [Member] Expense Example - Cash Management - BLACKROCK SELECT TREASURY BASED LIQUIDITY FUND - Cash Management	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 890